Convertible Notes Payable (Details) $ in Thousands		12 Months Ended
	Oct. 31, 2023 USD ($)	May 31, 2024 CAD ($)	May 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)
Convertible Notes Payable [Line Items]
Percentage of interest				10.00%
Convertible common shares (in Dollars)		$ 1,496
Interest expenses		$ 143
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Received amount				$ 6,700
Convertible Common Stock [Member]
Convertible Notes Payable [Line Items]
Convertible common shares (in Dollars)	$ 5,000